Derivatives and Hedging Activities - Balance Sheet Location and Fair Value of Company (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total derivatives not designated as hedging instruments	$ 2,076	$ 840
Prepaid Expenses and Other Current Assets [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments, assets	2,738	1,314
Other Accrued Liabilities [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments, liabilities	$ (662)	$ (474)